Segmented Information (Schedule of Geographic Information) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Reclamation bonds	$ 1,248,817	$ 977,718
Property and equipment	408,363	135,318
Exploration and evaluation assets	154,435,875	93,913,136	$ 74,682,974
Total acquisition and exploration of exploration and evaluation assets	156,093,055	95,026,172
Canada [Member]
Disclosure of geographical areas [line items]
Reclamation bonds
Property and equipment	94,722	135,318
Exploration and evaluation assets
Total acquisition and exploration of exploration and evaluation assets	94,722	135,318
US [Member]
Disclosure of geographical areas [line items]
Reclamation bonds	1,248,817	977,718
Property and equipment	313,641
Exploration and evaluation assets	154,435,875	93,913,136
Total acquisition and exploration of exploration and evaluation assets	$ 155,998,333	$ 94,890,854